Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 05, 2018
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Apr. 05, 2018
Pacer Military Times Best Employers ETF | Pacer Military Times Best Employers ETF
Prospectus:
Trading Symbol	VETS